Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Interest income:
Loans	$ 123,190	$ 88,055
Other	3,627	1,433
Interest income	126,817	89,488
Interest expense:
Deposits and other	44,600	26,446
Subordinated notes	5,551	2,885
Interest expense	50,151	29,331
Net interest income	76,666	60,157
Non-interest income	5,726	5,200
Total revenue	82,392	65,357
Provision for (recovery of) credit losses (note 6(b))	451	(438)
Revenue less provision for credit loss	81,941	65,795
Non-interest expenses:
Salaries and benefits	26,796	20,243
General and administrative	18,732	11,110
Premises and equipment	3,865	3,653
Noninterest expense	49,393	35,006
Income before income taxes	32,548	30,789
Income tax provision (note 14)	9,890	8,409
Net income	22,658	22,380
Other comprehensive income (loss):
Foreign exchange gain (loss) on translation of foreign operations	103	(4)
Comprehensive income	$ 22,761	$ 22,376
Basic and diluted income per common share (note 15) (in CAD per share)	$ 0.79	$ 0.96
Weighted average number of common shares outstanding (in shares)	27,425,479	21,752,930